Gain on Divestment of An Equity Investee (Details) ¥ in Millions			6 Months Ended
	Apr. 25, 2025 USD ($)	Apr. 25, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Gain on Divestment of an Equity Investee
Proceeds from divestment of an equity investee			$ 608,503,000
Provision for profit guarantee included in other payables			3,105,000
Provision for profit guarantee included in other non-current liabilities			$ 75,980,000
Gain on divestment of SHPL
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	45.00%		45.00%
Equity interest (as a percent)	50.00%		5.00%
Proceeds from divestment of an equity investee	$ 608,500,000	¥ 4,500	$ 608,503,000
Present value of provision for profit guarantee	$ 75,800,000
Balance of provision for profit guarantee			79,085,000
Gain on divestment of SHPL | Other payables
Gain on Divestment of an Equity Investee
Provision for profit guarantee included in other payables			3,105,000
Gain on divestment of SHPL | Other non-current liabilities
Gain on Divestment of an Equity Investee
Provision for profit guarantee included in other non-current liabilities			$ 75,980,000
Gain on divestment of SHPL | Parent company of existing 50% SHPL joint venture partner
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	10.00%
Gain on divestment of SHPL | PE Buyers
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	35.00%
Guaranteed profit growth targets period	3 years	3 years
Capped compensation payment upon guaranteed profit growth targets	$ 94,600,000	¥ 696